Loans, Impaired Loans, and Allowance for Credit Losses	12 Months Ended
Oct. 31, 2025
Disclosure of Financial Instruments [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
NOTE 8: LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES
(a)

LOANS
The following table provides details regarding

the Bank’s loans as at October 31, 2025

and October 31, 2024.
Loans
(millions of Canadian dollars) As at October 31
2025 2024
Residential mortgages $ 315,063 $ 331,649
Consumer instalment and other personal 259,033 228,382
Credit card 41,662 40,639
Business and government 345,943 356,973

961,701 957,643
Loans at FVOCI 1 288 230
Total loans 961,989 957,873
Total allowance for loan losses 8,689 8,094
Total loans, net of allowance $ 953,300 $ 949,779
1 Included in Financial assets at fair value through other comprehensive income on the Consolidated Balance Sheet.
Business and government loans and loans

at FVOCI are grouped together as reflected

below for presentation in the “Loans by

Risk Rating” table.
Loans – Business and Government
(millions of Canadian dollars) As at October 31
2025 2024
Loans at amortized cost $ 345,943 $ 356,973
Loans at FVOCI (Note 5) 288 230
Loans
346,231 357,203
Allowance for loan losses
3,847 3,583
Loans, net of allowance $ 342,384 $ 353,620
(b)

CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. For
non-retail exposures, each borrower is assigned

a BRR that reflects the PD of the borrower

using proprietary industry and sector specific

risk models and expert
judgment. Refer to the shaded areas of the “Managing

Risk”

section of the 2025 MD&A for further details,

including the mapping of PD ranges

to risk levels for
retail exposures as well as the Bank’s 21-point

BRR scale to risk levels and external

ratings for non-retail exposures.
The following tables provide the gross carrying

amounts of loans and credit risk exposures

on loan commitments and financial guarantee

contracts by internal risk
rating for credit risk management purposes,

presenting separately those that are

subject to Stage 1, Stage 2, and Stage 3

allowances.
Loans by Risk Rating

(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages
1,2,3
Low Risk $ 221,168 $ 765 $ n/a $ 221,933 $ 238,101 $ 655 $ n/a $ 238,756
Normal Risk 70,217 8,391 n/a 78,608 65,318 13,620 n/a 78,938
Medium Risk 351 9,490 n/a 9,841 370 9,614 n/a 9,984
High Risk 3 3,700 391 4,094 5 3,201 347 3,553
Default n/a n/a 587 587 n/a n/a 418 418
Total loans 291,739 22,346 978 315,063 303,794 27,090 765 331,649
Allowance for loan losses 102 175 80 357 116 189 60 365
Loans, net of allowance 291,637 22,171 898 314,706 303,678 26,901 705 331,284
Consumer instalment and other personal
4

Low Risk 110,513 2,588 n/a 113,101 101,171 2,624 n/a 103,795
Normal Risk 75,881 19,812 n/a 95,693 66,105 12,054 n/a 78,159
Medium Risk 29,757 6,792 n/a 36,549 27,188 6,352 n/a 33,540
High Risk 5,407 7,209 448 13,064 4,017 7,881 412 12,310
Default n/a n/a 626 626 n/a n/a 578 578
Total loans 221,558 36,401 1,074 259,033 198,481 28,911 990 228,382
Allowance for loan losses 699 1,220 274 2,193 667 1,120 262 2,049
Loans, net of allowance 220,859 35,181 800 256,840 197,814 27,791 728 226,333
Credit card

Low Risk 8,011 4 n/a 8,015 6,902 16 n/a 6,918
Normal Risk 12,222 119 n/a 12,341 11,714 188 n/a 11,902
Medium Risk 12,780 902 n/a 13,682 12,908 1,122 n/a 14,030
High Risk 2,727 4,329 419 7,475 2,832 4,382 437 7,651
Default n/a n/a 149 149 n/a n/a 138 138
Total loans 35,740 5,354 568 41,662 34,356 5,708 575 40,639
Allowance for loan losses 743 1,089 460 2,292 704 1,015 378 2,097
Loans, net of allowance 34,997 4,265 108 39,370 33,652 4,693 197 38,542
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 139,518 152 n/a 139,670 158,425 102 n/a 158,527
Non-investment grade or Medium Risk 173,836 13,289 n/a 187,125 166,892 11,851 n/a 178,743
Watch and classified or High Risk 538 16,098 77 16,713 704 16,610 89 17,403
Default n/a n/a 2,723 2,723 n/a n/a 2,530 2,530
Total loans 313,892 29,539 2,800 346,231 326,021 28,563 2,619 357,203
Allowance for loan losses 1,195 1,878 774 3,847 983 1,758 842 3,583
Loans, net of allowance 312,697 27,661 2,026 342,384 325,038 26,805 1,777 353,620
Total loans 862,929 93,640 5,420 961,989 862,652 90,272 4,949 957,873
Total allowance for loan losses 2,739 4,362 1,588 8,689 2,470 4,082 1,542 8,094
Total loans, net of allowance $ 860,190 $ 89,278 $ 3,832 $ 953,300 $ 860,182 $ 86,190 $ 3,407 $ 949,779
1 Includes impaired loans with a balance of $ 273

million (October 31, 2024 – $
259

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
2 Excludes trading loans and non-trading loans at FVTPL with a fair value of $ 30 billion (October 31, 2024 – $
24

billion) and $
0.3

billion (October 31, 2024 – $
3

billion), respectively.
3 Includes insured mortgages of $ 69

billion (October 31, 2024 – $
71

billion).
4 Includes Canadian government-insured real estate personal loans of $ 5 billion (October 31, 2024 – $
6

billion).
5 Includes loans guaranteed by government agencies of $ 24

billion (October 31, 2024 – $
24

billion), which are primarily reported in non-investment grade or a lower risk rating based on the borrowers’ credit risk.
Loans by Risk Rating (Continued)

– Off-Balance Sheet Credit Instruments
1
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures 2

Low Risk $ 318,759 $ 1,464 $ n/a $ 320,223 $ 268,234 $ 1,365 $ n/a $ 269,599
Normal Risk 62,564 1,147 n/a 63,711 93,576 1,332 n/a 94,908
Medium Risk 16,381 1,295 n/a 17,676 18,562 1,247 n/a 19,809
High Risk 1,282 1,092 – 2,374 1,126 1,181 – 2,307
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade
319,274 – n/a 319,274 287,830 – n/a 287,830
Non-investment grade 103,936 5,710 n/a 109,646 99,866 6,968 n/a 106,834
Watch and classified 150 4,905 – 5,055 328 5,418 – 5,746
Default n/a n/a 343 343 n/a n/a 252 252
Total off-balance sheet credit

instruments 822,346 15,613 343 838,302 769,522 17,511 252 787,285
Allowance for off-balance sheet credit
instruments 470 566 16 1,052 439 593 11 1,043
Total off-balance sheet credit
instruments, net of allowance $ 821,876 $ 15,047 $ 327 $ 837,250 $ 769,083 $ 16,918 $ 241 $ 786,242
1 Excludes mortgage commitments.
2

Includes
$ 401

billion (October 31, 2024 – $
384

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
67

billion (October 31, 2024 – $
66

billion) of the undrawn component of uncommitted credit and liquidity facilities.
(c)

IMPAIRED LOANS
The following table presents information related

to the Bank’s impaired loans as at October 31, 2025

and October 31, 2024.
Impaired Loans
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Related Average Related Average
Unpaid allowance gross Unpaid allowance gross
principal Carrying for credit impaired principal Carrying for credit impaired balance 1 value losses loans balance 1 value losses loans

Residential mortgages $ 1,033 $ 978 $ 80 $ 886 $ 827 $ 765 $ 60 $ 685
Consumer instalment and
other personal 1,114 1,074 274 1,054 1,045 990 262 894
Credit card 569 568 460 568 575 575 378 544
Business and government

3,096 2,800 774 2,791 2,812 2,619 842 1,875
Total $ 5,812 $ 5,420 $ 1,588 $ 5,299 $ 5,259 $ 4,949 $ 1,542 $ 3,998
1 Represents contractual amount of principal owed.
(d)

ALLOWANCE FOR CREDIT LOSSES
The following table provides details on

the Bank’s allowance for credit losses as at and

for the years ended October 31, 2025

and October 31, 2024, including
allowance for off-balance sheet instruments in the

applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of year losses recoveries adjustments year of year losses recoveries adjustments year

For the years ended
October 31, 2025 October 31, 2024
Residential mortgages $ 365 $ (5) $ (4) $ 1 $ 357 $ 403 $ (34) $ (7) $ 3 $ 365
Consumer instalment and other
personal 2,133 1,385 (1,250) 5 2,273 1,895 1,407 (1,173) 4 2,133
Credit card 2,699 1,763 (1,685) 13 2,790 2,577 1,676 (1,561) 7 2,699
Business and government 3,940 1,362 (954) (27) 4,321 3,310 1,204 (536) (38) 3,940
Total allowance for loan losses,
including off-balance sheet
instruments 9,137 4,505 (3,893) (8) 9,741 8,185 4,253 (3,277) (24) 9,137
Debt securities at amortized cost 3 – – (1) 2 2 1 – – 3
Debt securities at FVOCI 1 1 – – 2 2 (1) – – 1
Total allowance for credit
losses on debt securities 4 1 – (1) 4 4 – – – 4
Total allowance for credit losses $ 9,141 $ 4,506 $ (3,893) $ (9) $ 9,745 $ 8,189 $ 4,253 $ (3,277) $ (24) $ 9,141
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,094

$ 8,689 $ 7,136

$ 8,094
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 8,094 8,689 7,136 8,094
Allowance for off-balance sheet
instruments 1,043 1,052 1,049 1,043

Allowance for credit losses on

debt securities 4 4 4 4
(e)

ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on

the Bank’s allowance for loan losses by stage

as at and for the years ended October 31,

2025

and October 31, 2024.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the years ended
October 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 116 $ 189 $ 60 $ 365 $ 154 $ 192 $ 57 $ 403
Provision for credit losses
Transfer to Stage 1 1 108 (103) (5) – 137 (133) (4) –
Transfer to Stage 2 (26) 56 (30) – (30) 52 (22) –
Transfer to Stage 3 – (42) 42 – – (32) 32 –
Net remeasurement due to transfers into stage 2 (24) 15 – (9) (30) 22 – (8)
New originations or purchases 3 25 n/a n/a 25 32 n/a n/a 32
Net repayments 4 (4) (4) – (8) (4) – – (4)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (14) (20) (28) (62) (7) (27) (35) (69)
Changes to risk, parameters, and models 6 (80) 84 45 49 (135) 114 36 15
Disposals – – – – – – – –
Write-offs – – (11) (11) – – (8) (8)
Recoveries – – 7 7 – – 1 1
Foreign exchange and other adjustments 1 – – 1 (1) 1 3 3
Balance at end of period $ 102 $ 175 $ 80 $ 357 $ 116 $ 189 $ 60 $ 365
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 696 $ 1,175 $ 262 $ 2,133 $ 688 $ 1,010 $ 197 $ 1,895
Provision for credit losses
Transfer to Stage 1 1 696 (691) (5) – 607 (603) (4) –
Transfer to Stage 2 (239) 329 (90) – (246) 329 (83) –
Transfer to Stage 3 (10) (298) 308 – (11) (254) 265 –
Net remeasurement due to transfers into stage 2 (297) 282 9 (6) (267) 300 9 42
New originations or purchases 3 345 n/a n/a 345 359 n/a n/a 359
Net repayments 4 (87) (107) (17) (211) (76) (95) (16) (187)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (87) (115) (49) (251) (74) (104) (50) (228)
Changes to risk, parameters, and models 6 (295) 698 1,105 1,508 (286) 590 1,117 1,421
Disposals – – – – – – – –
Write-offs – – (1,597) (1,597) – – (1,496) (1,496)
Recoveries – – 347 347 – – 323 323
Foreign exchange and other adjustments 2 2 1 5 2 2 – 4
Balance, including off-balance sheet instruments,
at end of period 724 1,275 274 2,273 696 1,175 262 2,133
Less: Allowance for off-balance sheet instruments 7 25 55 – 80 29 55 – 84
Balance at end of period $ 699 $ 1,220 $ 274 $ 2,193 $ 667 $ 1,120 $ 262 $ 2,049
Credit Card
8
Balance, including off-balance sheet instruments,
at beginning of period $ 947 $ 1,374 $ 378 $ 2,699 $ 988 $ 1,277 $ 312 $ 2,577
Provision for credit losses
Transfer to Stage 1 1 1,299 (1,257) (42) – 1,087 (1,051) (36) –
Transfer to Stage 2 (352) 441 (89) – (323) 404 (81) –
Transfer to Stage 3 (25) (1,047) 1,072 – (21) (881) 902 –
Net remeasurement due to transfers into stage 2 (503) 461 26 (16) (476) 477 25 26
New originations or purchases 3 160 n/a n/a 160 153 n/a n/a 153
Net repayments 4 (5) 8 74 77 25 11 65 101
Derecognition of financial assets (excluding
disposals and write-offs) 5 (60) (97) (310) (467) (55) (71) (367) (493)
Changes to risk, parameters, and models 6 (521) 1,495 1,035 2,009 (432) 1,204 1,117 1,889
Disposals – – – – – – – –
Write-offs – – (2,078) (2,078) – – (1,880) (1,880)
Recoveries – – 393 393 – – 319 319
Foreign exchange and other adjustments 4 8 1 13 1 4 2 7
Balance, including off-balance sheet instruments,
at end of period 944 1,386 460 2,790 947 1,374 378 2,699
Less: Allowance for off-balance sheet instruments 7 201 297 – 498 243 359 – 602
Balance at end of period $ 743 $ 1,089 $ 460 $ 2,292 $ 704 $ 1,015 $ 378 $ 2,097
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking

Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the years ended
October 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government
Balance, including off-balance sheet instruments,
at beginning of period $ 1,150 $ 1,937 $ 853 $ 3,940 $ 1,319 $ 1,521 $ 470 $ 3,310
Provision for credit losses
Transfer to Stage 1 1 356 (352) (4) – 266 (265) (1) –
Transfer to Stage 2 (727) 766 (39) – (568) 584 (16) –
Transfer to Stage 3 (10) (482) 492 – (19) (350) 369 –
Net remeasurement due to transfers into stage 1 (103) 193 3 93 (86) 158 13 85
New originations or purchases 1 1,458 n/a n/a 1,458 1,165 n/a n/a 1,165
Net repayments 1 13 (44) (209) (240) 20 (60) (77) (117)
Derecognition of financial assets (excluding
disposals and write-offs) 1 (804) (940) (368) (2,112) (683) (611) (297) (1,591)
Changes to risk, parameters, and models 1 82 998 1,083 2,163 (271) 917 1,016 1,662
Disposals – – (22) (22) – – (39) (39)
Write-offs – – (1,039) (1,039) – – (600) (600)
Recoveries – – 85 85 – – 64 64
Foreign exchange and other adjustments 24 16 (45) (5) 7 43 (49) 1
Balance, including off-balance sheet instruments,
at end of period 1,439 2,092 790 4,321 1,150 1,937 853 3,940
Less: Allowance for off-balance sheet instruments 2 244 214 16 474 167 179 11 357
Balance at end of period 1,195 1,878 774 3,847 983 1,758 842 3,583
Total Allowance, including

off-balance sheet
instruments, at end of period 3,209 4,928 1,604 9,741 2,909 4,675 1,553 9,137
Less: Total Allowance for

off-balance sheet
instruments 2 470 566 16 1,052 439 593 11 1,043
Total Allowance for Loan Losses

at end of period
$ 2,739 $ 4,362 $ 1,588 $ 8,689 $ 2,470 $ 4,082 $ 1,542 $ 8,094
1

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
2

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the

Consolidated Balance Sheet.
The allowance for credit losses on all remaining

financial assets is not significant.
(f)

FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated

in risk parameters as appropriate. Additional

risk factors that are industry or segment

specific are also
incorporated, where relevant. The key macroeconomic

variables used in determining ECLs include

regional unemployment rates for all retail exposures

and
regional housing price indices for residential

mortgages and home equity lines of credit.

For business and government loans, the key

macroeconomic variables
include gross domestic product (GDP), unemployment

rates, interest rates, and credit spreads.

Refer to Note 3 for a discussion

of how forward-looking information
is generated and considered in determining

whether there has been a significant increase

in credit risk and in measuring ECLs.
Macroeconomic Variables
Select macroeconomic variables are projected

over the forecast period.
The following table sets out average values

of the macroeconomic variables over the

four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at October

31, 2025. As the forecast period increases, information

about the future becomes less readily

available and projections
are anchored on assumptions around structural

relationships between economic parameters

that are inherently much less certain.

The baseline forecast reflects
some tempering in growth and higher unemployment

as a result of tariffs. While trade tensions have

eased in recent months, uncertainty about

the economic
outlook remains elevated. Any further escalation

in trade tensions would pose a downside

risk to the economic outlook.

However, the Bank’s Canadian and U.S.
downside scenarios reflect a recession and

help capture these risks accordingly through

its allowance process.
Macroeconomic Variables
As at
October 31, 2025
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q4 2025- 4-year Q4 2025- 4-year Q4 2025- 4-year
Q3 2026 1 period 1 Q3 2026 1 period 1 Q3 2026 1 period 1

Unemployment rate
Canada 7.1% 6.0% 6.4% 5.7% 7.8% 7.2%
United States 4.3 4.0 4.1 3.8 5.5 5.4
Real GDP
Canada 0.9 1.7 1.0 1.9 (1.0) 2.0
United States 1.7 2.1 1.8 2.2 (0.4) 2.4
Home prices
Canada (average existing price) 2 4.1 4.0 4.3 4.5 (5.5) 3.7
United States (CoreLogic HPI) 3 (0.1) 3.5 0.6 4.1 (7.5) 4.0
Central bank policy interest rate
Canada 2.25 2.25 2.50 2.50 1.13 1.42
United States 3.50 3.25 3.75 3.50 2.06 2.30
U.S. 10-year treasury yield 4.02 4.00 4.34 4.24 3.60 3.60
U.S. 10-year BBB spread (%-pts) 1.38 1.60 1.24 1.53 2.27 1.90
Exchange rate (U.S. dollar/Canadian dollar) $ 0.74 $ 0.75 $ 0.74 $ 0.76 $ 0.68 $ 0.71
Macroeconomic Variables
As at
October 31, 2024
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q4 2024- 4-year Q4 2024- 4-year Q4 2024- 4-year
Q3 2025 1 period 1 Q3 2025 1 period 1 Q3 2025 1 period 1

Unemployment rate
Canada 6.7% 6.0% 5.7% 5.6% 7.7% 7.3%
United States 4.3 4.0 3.8 3.7 5.4 5.4
Real GDP
Canada 1.7 2.0 2.1 2.2 (0.4) 2.3
United States 1.9 2.1 2.7 2.4 (0.2) 2.4
Home prices
Canada (average existing price) 2 6.0 3.0 8.2 3.4 (7.1) 3.7
United States (CoreLogic HPI) 3 1.3 3.0 4.2 3.8 (8.5) 4.1
Central bank policy interest rate
Canada 3.19 2.27 4.19 2.61 1.69 1.81
United States 3.69 3.00 5.00 3.39 2.81 2.06
U.S. 10-year treasury yield 3.52 3.45 4.49 3.81 3.40 3.34
U.S. 10-year BBB spread (%-pts) 1.75 1.80 1.59 1.76 2.51 2.10
Exchange rate (U.S. dollar/Canadian dollar) $ 0.74 $ 0.75 $ 0.75 $ 0.76 $ 0.71 $ 0.71
The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2

The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3

The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
(g)

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally

developed models, the macroeconomic variables

in the forward-looking forecasts and respective

probability
weightings in determining the probability-weighted

ECLs, and other factors considered when

applying expert credit judgment. Changes

in these inputs,
assumptions, models, and judgments would

affect the assessment of significant increase in

credit risk and the measurement of ECLs.
The following table presents the base ECL

scenario compared to the probability-weighted

ECLs,

with the latter derived from three ECL

scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs

and resultant change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
October 31, 2025 October 31, 2024
Probability-weighted ECLs $ 8,137 $ 7,584
Base ECLs 7,737 7,185
Difference – in amount $ 400 $ 399
Difference – in percentage 5.2% 5.6%
ECLs for performing loans and off-balance sheet

instruments consist of an aggregate amount

of Stage 1 and Stage 2 probability-weighted

ECLs which are twelve-
month ECLs and lifetime ECLs,

respectively. Transfers from Stage 1 to Stage 2 ECLs result from a significant increase in credit risk since initial

recognition of the
loan.
The following table shows the estimated

impact of staging on ECLs by presenting

all performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs, holding

all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
October 31, 2025 October 31, 2024
Probability-weighted ECLs $ 8,137 $ 7,584
All performing loans and off-balance sheet instruments

using 12-month ECLs
6,435 5,631
Incremental lifetime ECLs impact $ 1,702 $ 1,953
(h)

FORECLOSED ASSETS
Foreclosed assets are repossessed non-financial

assets where the Bank gains title, ownership,

or possession of individual properties,

such as real estate
properties, which are managed for sale in an

orderly manner with the proceeds used

to reduce or repay any outstanding debt.

The Bank does not generally occupy
foreclosed properties for its business use.

The Bank predominantly relies on third-party

appraisals to determine the carrying value of

foreclosed assets. Foreclosed
assets held for sale were $ 101

million as at October 31, 2025 (October 31, 2024

– $
126

million) and were recorded in Other assets

on the Consolidated Balance
Sheet.
(i)

LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower

has failed to make a payment by the

contractual due date.
The following table summarizes loans that are

past
due but not impaired. Loans less than 31 days

contractually past due are excluded as

they do not generally reflect a borrower’s ability

to meet their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
31-60 61-89 31-60 61-89
days days Total days days Total
Residential mortgages $ 407 $ 129 $ 536 $ 443 $ 111 $ 554
Consumer instalment and other personal 930 301 1,231 983 335 1,318
Credit card 373 253 626 375 269 644
Business and government 247 85 332 244 83 327
Total $ 1,957 $ 768 $ 2,725 $ 2,045 $ 798 $ 2,843
Includes loans that are measured at FVOCI.
(j)

MODIFIED FINANCIAL ASSETS
The amortized cost of financial assets

with lifetime allowance that were modified

during the year ended October 31, 2025,

was $
210

million (October 31, 2024 –
$ 214

million) before modification, with insignificant

modification gain or loss. The gross carrying

amount of modified financial assets

for which the loss allowance
changed from lifetime to twelve-month ECLs

during the years ended October 31, 2025

and October 31, 2024 were insignificant.
(k)

COLLATERAL
As at October 31, 2025, the collateral held against

total gross impaired loans represents
84% (October 31, 2024 – 82%) of total gross impaired loans. The fair value of non-financial collateral is determined

at the origination date of the loan. A revaluation

of non-financial collateral is performed if

there has been a significant
change in the terms and conditions of the loan

and/or the loan is considered impaired.

Management considers the nature of the collateral,

seniority ranking of the
debt, and loan structure in assessing the

value of collateral. These estimated cash

flows are reviewed at least annually, or more frequently when new information indicates a change in the timing or amount expected

to be received.
(l)

SALE OF U.S. RESIDENTIAL MORTGAGE

LOANS
On March 26, 2025, the Bank sold US$ 8.6

billion of certain U.S. residential mortgage

loans (correspondent loans) which resulted

in the recognition of a pre-tax
loss including transaction costs of US$ 507

million in Other income (loss) on the

Consolidated Statement of Income. The

sale related to balance sheet restructuring
activities undertaken in the U.S. Retail segment.

Refer to Note 25 for additional information

regarding the asset limitation on TD’s two

U.S. bank subsidiaries.